UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diker Management, LLC
           --------------------------------------------------
Address:   745 Fifth Avenue
           --------------------------------------------------
           Suite 1409
           --------------------------------------------------
           New York, New York 10151
           --------------------------------------------------

Form 13F File Number:  28-10830
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark N. Diker
           --------------------------------------------------
Title:     Managing Manager
           --------------------------------------------------
Phone:     (212) 904-0321
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Mark N. Diker            New York                        5/14/04
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        106
                                               -------------

Form 13F Information Table Value Total:        157,007
                                               -------------
                                               (thousands)

Positions in certain securities otherwise reportable on this Form 13F-HR have been omitted and filed separately with the Securities and Exchange Commission pursuant to a request for confidential treatment.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number           Name


    1.             28-10832                       Diker GP, LLC
    ---            -----------------------        --------------------------







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
                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------------
                                                          VALUE   SHRS  OR   SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS  CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- --------   --------   --- ---- ---------- -------- -------- -------- --------
APPLE COMPUTER                  COM          037833100    1,771     65,500    SH        SOLE              65,500
AMERICAN BIO MEDICA INC COM     COM          024600108    1,709  1,367,079    SH    SHARED-OTHER   1               1,367,079
ACTUATE CORP COM                COM          00508B102      429    132,893    SH        SOLE             132,893
ACTUATE CORP COM                COM          00508B102    3,372  1,043,976    SH    SHARED-OTHER   1               1,043,976
A D A M INC COM                 COM          00088U108      680    330,110    SH    SHARED-OTHER   1                 330,110
ALADDIN KNOWLEDGE SYS LTD       ORD          M0392N101      576     30,299    SH        SOLE              30,299
ALADDIN KNOWLEDGE SYS LTD       ORD          M0392N101    8,063    430,957    SH    SHARED-OTHER   1                 430,957
AMF BOWLING                     COM          03113V109        0     15,802    SH        SOLE              15,802
ANGEION CORP COM                COM          03462H404      601    246,467    SH    SHARED-OTHER   1                 246,467
APPLIED IMAGE CORP              COM          03820G106      716    500,417    SH    SHARED-OTHER   1                 500,417
APPLIX INC                      COM          038316105      158     33,927    SH        SOLE              33,927
APPLIX INC                      COM          038316105    2,018    433,935    SH    SHARED-OTHER   1                 433,935
CITIGROUP INC COM               COM          172967101      202      3,900    SH        SOLE               3,900
CAM COMM SOLUTIONS INC COM      COM          131916108      965     83,660    SH    SHARED-OTHER   1                  83,660
CENTURY ALUM CO COM             COM          156431108      409     14,500    SH        SOLE              14,500
CLICK COMM INC                  COM          18681D208      367     53,884    SH    SHARED-OTHER   1                  53,884
CANTEL MEDICAL CORP             COM          138098108   16,544    924,774    SH        SOLE             924,774
CAPTIVA SOFTWARE CORP           COM          14073T109      442     31,893    SH        SOLE              31,893
CAPTIVA SOFTWARE CORP           COM          14073T109    5,786    417,727    SH    SHARED-OTHER   1                 417,727
CENTRA SOFTWARE INC COM         COM          15234X103       25      6,810    SH        SOLE               6,810
CENTRA SOFTWARE INC COM         COM          15234X103      238     64,441    SH    SHARED-OTHER   1                  64,441
CENTEX CORP                     COM          152312104    4,163     77,000    SH        SOLE              77,000
CHYRON CORP COM NEW             COM          171605207      150    306,387    SH        SOLE             306,387
CISCO SYSTEMS INC               COM          17275R102      543     23,040    SH        SOLE              23,040
CNS INC                         COM          126136100      170     15,960    SH    SHARED-OTHER   1                  15,960
CYBERSOURCE CORP COM            COM          23251J106       57     11,719    SH        SOLE              11,719
DATATRAK INTL INC COM           COM          238134100    2,557    271,418    SH    SHARED-OTHER   1                 271,418
DATA WATCH CORP COM NEW         COM          237917203    1,106    149,906    SH    SHARED-OTHER   1                 149,906
DISNEY WALT COMPANY HOLDING CO  COM DISNEY   254687106      457     18,300    SH        SOLE              18,300
DEL LABS INC                    COM          245091103    6,653    200,403    SH        SOLE             200,403
DEUTSCHE TELEKOM AG SPONSORED
  ADR                           COM          251566105    2,887    160,038    SH        SOLE             160,038
EXTENDED SYS INC COM            COM          301973103    2,234    398,847    SH    SHARED-OTHER   1                 398,847
FIRSTWAVE TECHNOLOGIES INC CO   COM          33762N207    1,106    251,336    SH    SHARED-OTHER   1                 251,336
STREICHER MOBILE FUELING INC    COM          862924107      127     70,500    SH        SOLE              70,500
GRIC COMM                       COM          398081109      799    236,330    SH        SOLE             236,330
GRIC COMM                       COM          398081109    6,597  1,951,915    SH    SHARED-OTHER   1               1,951,915
HANSEN NAT CORP                 COM          411310105    1,496    106,914    SH    SHARED-OTHER   1                 106,914
HEALTH GRADES INC COM           COM          42218Q102      104     69,500    SH    SHARED-OTHER   1                  69,500
HEALTHSTREAM INC COM            COM          42222N103        3      1,180    SH        SOLE               1,180
HEALTHSTREAM INC COM            COM          42222N103       68     29,820    SH    SHARED-OTHER   1                  29,820
INSIGHTFUL CORP COM             COM          45770X100    1,292    352,950    SH    SHARED-OTHER   1                 352,950
I MANY INC COM                  COM          44973Q103      491    446,465    SH        SOLE             446,465
I MANY INC COM                  COM          44973Q103    4,659  4,235,030    SH    SHARED-OTHER   1               4,235,030
IMPAC MED SYS INC COM           COM          45255A104    1,689     75,080    SH    SHARED-OTHER   1                  75,080
INFONOW CORP COM NEW            COM          456664309      197     95,330    SH        SOLE              95,330
INFONOW CORP COM NEW            COM          456664309    1,713    827,645    SH    SHARED-OTHER   1                 827,645
IMAGE SENSING SYS INC           COM          45244C104    1,992    153,800    SH    SHARED-OTHER   1                 153,800
J NET ENTERPRISES               COM          46622V102      302    214,200    SH        SOLE             214,200
JOHNSON & JOHNSON COM           COM          478160104      294      5,800    SH        SOLE               5,800
JUPITERMEDIA CORP COM           COM          48207D101    3,115    271,124    SH        SOLE             271,124
JUPITERMEDIA CORP COM           COM          48207D101    3,389    294,927    SH    SHARED-OTHER   1                 294,927
LANDACORP INC COM               COM          514756105       11      3,500    SH        SOLE               3,500
LANDACORP INC COM               COM          514756105      360    117,700    SH    SHARED-OTHER   1                 117,700
LIVEPERSON INC COM              COM          538146101    1,012    190,878    SH        SOLE             190,878
LIVEPERSON INC COM              COM          538146101    6,840  1,290,582    SH    SHARED-OTHER   1               1,290,582
MAGAL SECURITY SYS LTD          COM          M6786D104    4,162    187,477    SH    SHARED-OTHER   1                 187,477
3M CO COM                       COM          88579Y101      327      4,000    SH        SOLE               4,000
MONRO MUFFLER BRAKE INC         COM          610236101    2,916    116,676    SH        SOLE             116,676
MOTOROLA INC                    COM          620076109      176     10,000    SH        SOLE              10,000
NATURAL HEALTH TRENDS CORP      COM          63888P406        3        153    SH        SOLE                 153
NATURAL HEALTH TRENDS CORP      COM          63888P406    1,837    100,547    SH    SHARED-OTHER   1                 100,547
NUMEREX CORP                    COM          67053A102    1,134    241,750    SH        SOLE             241,750
NUTRI SYS INC NEW COM           COM          67069D108      214     54,500    SH    SHARED-OTHER   1                  54,500
NOVADIGM INC                    COM          669937104       42      6,908    SH        SOLE               6,908
NOVADIGM INC                    COM          669937104    1,114    182,967    SH    SHARED-OTHER   1                 182,967
OMEGA PROTEIN CORP COM          COM          68210P107      102     14,000    SH        SOLE              14,000
ONVIA.COM INC COMMON STK        COM          68338T403       78     17,370    SH        SOLE              17,370
ONVIA.COM INC COMMON STK        COM          68338T403    2,783    622,623    SH    SHARED-OTHER   1                 622,623
ONYX SOFTWARE CORP COM NEW      COM          683402200       16      5,000    SH        SOLE               5,000
ONYX SOFTWARE CORP COM NEW      COM          683402200    2,728    879,927    SH    SHARED-OTHER   1                 879,927
OPTIKA INC                      COM          683973101        8      2,477    SH        SOLE               2,477
OPTIKA INC                      COM          683973101      388    119,266    SH    SHARED-OTHER   1                 119,266
OPTIO SOFTWARE INC COM          COM          68389J106       57     41,000    SH    SHARED-OTHER   1                  41,000
PULTE HOMES INC                 COM          745867101    1,168     21,000    SH        SOLE              21,000
PHARSIGHT CORP COM              COM          71721Q101      374    249,100    SH    SHARED-OTHER   1                 249,100
PRIMUS KNOWLEDGE SOLUTIONS      COM          74163Q100      262     61,591    SH        SOLE              61,591
PRIMUS KNOWLEDGE SOLUTIONS      COM          74163Q100    3,901    917,870    SH    SHARED-OTHER   1                 917,870
PROLOGIS SHS BEN INT            COM          743410102      204      5,700    SH        SOLE               5,700
PACTIV CORP                     COM          695257105      345     15,500    SH        SOLE              15,500
PERVASIVE SOFTWARE INC COM      COM          715710109       10      1,496    SH        SOLE               1,496
PERVASIVE SOFTWARE INC COM      COM          715710109      346     49,561    SH    SHARED-OTHER   1                  49,561
RELIV INTERNATIONAL INC COMMON  COM          75952R100      830     86,500    SH    SHARED-OTHER   1                  86,500
RAINMAKER SYS INC COM           COM          750875106       51     18,453    SH        SOLE              18,453
RAINMAKER SYS INC COM           COM          750875106    1,614    584,737    SH    SHARED-OTHER   1                 584,737
RADVISION LTD SHS               COM          M81869105       14      1,127    SH        SOLE               1,127
RADVISION LTD SHS               COM          M81869105    1,086     84,814    SH    SHARED-OTHER   1                  84,814
SABA SOFTWARE INC COM NEW       COM          784932600      138     34,500    SH        SOLE              34,500
SABA SOFTWARE INC COM NEW       COM          784932600    2,540    634,951    SH    SHARED-OTHER   1                 634,951
SEGUE SOFTWARE INC COM          COM          815807102      182     45,105    SH        SOLE              45,105
SEGUE SOFTWARE INC COM          COM          815807102    3,506    867,919    SH    SHARED-OTHER   1                 867,919
SONIC INNOVATIONS INC COM       COM          83545M109    1,577    130,000    SH    SHARED-OTHER   1                 130,000
SUPPORTSOFT INC COM             COM          868587106      128     11,591    SH        SOLE              11,591
SUPPORTSOFT INC COM             COM          868587106    1,867    169,529    SH    SHARED-OTHER   1                 169,529
TECHTEAM GLOBAL INC COM         COM          878311109       34      4,626    SH        SOLE               4,626
TECHTEAM GLOBAL INC COM         COM          878311109    1,006    137,656    SH    SHARED-OTHER   1                 137,656
TRANSCEND SUCS INC COM NEW      COM          893929208      971    222,144    SH    SHARED-OTHER   1                 222,144
TYLER TECHNOLOGIES INC COM      COM          902252105      206     21,200    SH        SOLE              21,200
TUCOWS INC COM                  COM          898697107    2,021  2,731,450    SH    SHARED-OTHER   1               2,731,450
UNIFY CORP COM                  COM          904743101       26     28,103    SH        SOLE              28,103
UNIFY CORP COM                  COM          904743101    1,130  1,227,814    SH    SHARED-OTHER   1               1,227,814
VASTERA INC COM                 COM          92239N109      346     89,192    SH        SOLE              89,192
VASTERA INC COM                 COM          92239N109    1,832    472,217    SH    SHARED-OTHER   1                 472,217
VERSATA INC COM NEW             COM          925298200      130     72,800    SH        SOLE              72,800
VERSATA INC COM NEW             COM          925298200    1,190    668,539    SH    SHARED-OTHER   1                 668,539
WITNESS SYS INC COM             COM          977424100      282     21,853    SH        SOLE              21,853
WITNESS SYS INC COM             COM          977424100    1,735    134,301    SH    SHARED-OTHER   1                 134,301

